Fair Value Measurements (Details) - Schedule of fair value of Level 3 convertible promissory notes - Fair Value, Inputs, Level 3 [Member] $ in Thousands	Jun. 30, 2022 USD ($)
Carrying Amount [Member]
Fair Value Measurements (Details) - Schedule of fair value of Level 3 convertible promissory notes [Line Items]
Convertible promissory notes and embedded warrants	$ 51,816
Total	51,816
Amount Charged to Earnings [Member]
Fair Value Measurements (Details) - Schedule of fair value of Level 3 convertible promissory notes [Line Items]
Convertible promissory notes and embedded warrants	37,847
Total	37,847
Fair Value [Member]
Fair Value Measurements (Details) - Schedule of fair value of Level 3 convertible promissory notes [Line Items]
Convertible promissory notes and embedded warrants	89,663
Total	$ 89,663